MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III
                                                          Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 1999               New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (OIC) for the fiscal year ended March 31, 1999.

Continued economic turmoil in Asia and Latin America, a currency crisis in Russia and the orchestrated bailout of a major U.S. hedge fund all contributed to the volatility in the global financial markets during the second half of 1998. These events precipitated a "flight to quality" demand for U.S. Treasury securities. U.S. Treasury bond yields reached a 30-year low in October 1998. During the fourth quarter, the Federal Reserve Board sought to restore stability to the financial markets by cutting the federal-funds rate 75 basis points in three moves from 5.50 percent to 4.75 percent.

U.S. economic growth and employment remained strong in the first quarter of 1999. As the world markets stabilized, bond yields began to rise. At that time, the market became concerned that the pace of economic growth or a rise in inflation could cause the Federal Reserve to become more restrictive.

MUNICIPAL MARKET CONDITIONS

Municipal yields did not decline as much as U.S. Treasury yields during 1998. At the end of December long-term insured municipal index yields were 5.05 percent. This level was only 10 basis points lower than at the beginning of the year. In contrast, U.S. Treasury bond yields fell 80 basis points, from 5.90 percent to
5.10 percent. U.S. Treasury yields reversed direction in the first quarter of 1999 and rose 50 basis points to 5.60 percent. Municipals were again less volatile than Treasuries. Insured index yields rose only 10 basis points to 5.15 percent.

The municipal market's modest rally during 1998 created a favorable relative value relationship versus Treasuries. Municipals underperformed Treasuries, with the ratio of municipal yields to Treasury yields climbing to 99 percent by year-end. The higher the ratio, the more attractive municipals are relative to Treasuries. The ratio declined to 92 percent in the first quarter of 1999, when municipals outperformed Treasuries. The high to low range of the municipal/Treasury yield ratio for the past five years has averaged 93 percent to 84 percent annually.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

In addition to lagging the Treasury "flight to quality" rally in 1998, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached the record level in 1993. Issuers refinanced bonds at lower interest rates and refundings were 29 percent of total volume. New-money issues set a record and included the largest single municipal underwriting - $3.3 billion for the Long Island Power Authority. In the first three months of 1999, underwriting was 20 percent lower than the first quarter of 1998.

PERFORMANCE

The Fund's net asset value (NAV) was little changed during the fiscal year. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.585 per share, the Fund's total NAV return was 5.73 percent. OIC's price on the New York Stock Exchange declined from $9.875 to $9.313 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 0.11 percent. As of March 31, 1999, OIC's share price was at a 6.78 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 were unchanged at $0.045 per share. The Fund's level of undistributed net investment income remained unchanged at $0.073.

                                     30-YEAR BOND YIELDS 1994-1999

                                     30-YEAR INSURED                          30-YEAR U.S.
                                     ---------------                          ------------

                                    Municipal Yields                         Treasury Yields
'1994'                                          5.40                                    6.34
                                                5.40                                    6.24
                                                5.80                                    6.66
                                                6.40                                    7.09
                                                6.35                                    7.32
                                                6.25                                    7.43
                                                6.50                                    7.61
                                                6.25                                    7.39
                                                6.30                                    7.45
                                                6.55                                    7.81
                                                6.75                                    7.96
                                                7.00                                    8.00
                                                6.75                                    7.88
'1995'                                          6.40                                    7.70
                                                6.15                                    7.44
                                                6.15                                    7.43
                                                6.20                                    7.34
                                                5.80                                    6.66
                                                6.10                                    6.62
                                                6.10                                    6.86
                                                6.00                                    6.66
                                                5.95                                    6.48
                                                5.75                                    6.33
                                                5.50                                    6.14
                                                5.35                                    5.94
'1996'                                          5.40                                    6.03
                                                5.60                                    6.46
                                                5.85                                    6.66
                                                5.95                                    6.89
                                                6.05                                    6.99
                                                5.90                                    6.89
                                                5.85                                    6.97
                                                5.90                                    7.11
                                                5.70                                    6.93
                                                5.65                                    6.64
                                                5.50                                    6.35
                                                5.60                                    6.63
'1997'                                          5.70                                    6.79
                                                5.65                                    6.80
                                                5.90                                    7.10
                                                5.75                                    6.94
                                                5.65                                    6.91
                                                5.60                                    6.78
                                                5.30                                    6.30
                                                5.50                                    6.61
                                                5.40                                    6.40
                                                5.35                                    6.15
                                                5.30                                    6.05
                                                5.15                                    5.92
'1998'                                          5.15                                    5.80
                                                5.20                                    5.92
                                                5.25                                    5.93
                                                5.35                                    5.95
                                                5.20                                    5.80
                                                5.20                                    5.65
                                                5.18                                    5.71
                                                5.03                                    5.27
                                                4.95                                    5.00
                                                5.05                                    5.16
                                                5.00                                    5.06
                                                5.05                                    5.10
'1999'                                          5.00                                    5.09
                                                5.10                                    5.58
                                                5.15                                    5.63

                                                 INSURED
                                                 CIPAL YIELDS
                                                   AS A
                                                 ------------
                                    Percentage of U.S. Treasury Yields
'1994'                                                           85.17
                                                                 86.54
                                                                 87.09
                                                                 90.27
                                                                 86.75
                                                                 84.12
                                                                 85.41
                                                                 84.57
                                                                 84.56
                                                                 83.87
                                                                 84.80
                                                                 87.50
                                                                 85.66
'1995'                                                           83.12
                                                                 82.66
                                                                 82.77
                                                                 84.47
                                                                 87.09
                                                                 92.15
                                                                 88.92
                                                                 90.09
                                                                 91.82
                                                                 90.84
                                                                 89.58
                                                                 90.07
'1996'                                                           89.55
                                                                 86.69
                                                                 87.84
                                                                 86.36
                                                                 86.55
                                                                 85.63
                                                                 83.93
                                                                 82.98
                                                                 82.25
                                                                 85.09
                                                                 86.61
                                                                 84.46
'1997'                                                           83.95
                                                                 83.09
                                                                 83.10
                                                                 82.85
                                                                 81.77
                                                                 82.60
                                                                 84.13
                                                                 83.21
                                                                 84.38
                                                                 86.99
                                                                 87.60
                                                                 86.99
'1998'                                                           88.79
                                                                 87.84
                                                                 88.53
                                                                 89.92
                                                                 89.66
                                                                 92.04
                                                                 90.72
                                                                 95.45
                                                                 99.00
                                                                 97.87
                                                                 98.81
                                                                 99.02
'1999'                                                           98.23
                                                                 91.40
                                                                 91.47

            Source: Municipal Market Data - A division of Thomson Financial Municipal Group

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

[LARGEST SECTORS CHART]

------------------------------------------------------------  -------------------------------------------
IDR/PCR*                                                                          23
Mortgage                                                                          14
Retirement & Life Care                                                            10
Nursing & Health                                                                   9
Hospital                                                                           8
Public Facilities                                                                  6
Education                                                                          4
Tax Allocation                                                                     4
Transportation                                                                     3
All Others                                                                        19

[LONG SECTORS PIE CHART]

                                       Aaa or AAA           Aa or AA             A or A            Baa or BBB
                                               17                  1                  6                    13

                                           N/R
                                            63

[CALL STRUCTURE BAR CHART]

PORTFOLIO
STRUCTURE
SUBJECT TO
CHANGE.
----------
                        '1999'     '2000'     '2001'     '2002'     '2003'     '2004'     '2005'     '2006'     '2007'     '2008'
                             2         24          4          3          5          7          7         13          6         11
CALL STRUCTURE as of
  March 31, 1999
(% of Total Long-Term
  Portfolio)
Percent Callable
WEIGHTED AVERAGE
CALL PROTECTION: 6
  YEARS
Years Bonds Callable

PORTFOLIO
STRUCTURE
SUBJECT TO
CHANGE.
----------
                        '2009'    '2010+'
                             6         12
CALL STRUCTURE as of
  March 31, 1999
(% of Total Long-Term
  Portfolio)
Percent Callable
WEIGHTED AVERAGE
CALL PROTECTION: 6
  YEARS
Years Bonds Callable

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 15 long-term sectors and 55 credits. Non-rated securities comprise more than half of OIC's long-term portfolio. All issues are currently accruing interest. At the end of March, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest rate changes, was 5.9 years. The accompanying charts provide current information on the Fund's call structure, largest sectors and distribution of credit quality.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable last year than it has been in the previous 10 years.

Although municipals have outperformed Treasuries in early 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal year ended March 31, 1999 the Fund purchased and retired 51,300 shares of common stock at a weighted average market discount of 5.10 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                         /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                                    President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On October 20, 1998, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  7,956,239
Withheld....................................................    258,712

Charles A. Fiumefreddo
For.........................................................  7,951,975
Withheld....................................................    262,976

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, John R. Haire, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael
  E. Nugent, Philip J. Purcell and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  7,813,196
Against.....................................................    197,183
Abstain.....................................................    204,572

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS March 31, 1999

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (94.6%)
            General Obligation (1.0%)
$  1,000    New York City, New York, 1994 Ser D.........................   5.75%   08/15/10    $ 1,053,650
--------                                                                                       -----------

            Educational Facilities Revenue (4.1%)
   1,000    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50    05/01/11      1,085,320
   2,250    Massachusetts Development Finance Agency, Eastern Nazarene
             College Ser 1999...........................................   5.625   04/01/29      2,228,422
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15      1,039,780
--------                                                                                       -----------
   4,250                                                                                         4,353,522
--------                                                                                       -----------

            Electric Revenue (1.9%)
   2,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
--------     FSA)**.....................................................   5.00    07/01/21      1,952,620
                                                                                               -----------

            Hospital Revenue (7.7%)
   1,500    Hawaii Department Budget & Finance, Wilcox Memorial Hospital
             Ser 1998...................................................   5.50    07/01/28      1,434,810
   2,000    Dixon, Illinois, Katherine Shaw Bethea Hospital Ser 1990....   9.75    12/01/10      2,172,840
   1,250    Illinois Health Facilities Authority, Edward Hospital Refg
             Ser 1993...................................................   6.00    02/15/19      1,307,813
            Massachusetts Health & Educational Facilities Authority,
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      1,088,010
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      1,079,110
   1,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27      1,039,920
--------                                                                                       -----------
   7,750                                                                                         8,122,503
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (23.1%)
   1,500    Pope County, Arkansas, Arkansas Power & Light Co Ser 1990
             (AMT)......................................................   8.00    11/01/20      1,596,240
   1,605    Metropolitan Washington Airports Authority, District of
             Columbia, Virginia CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11      1,656,312
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,053,080
   3,000    Perry County, Kentucky, T J International Ser 1994 (AMT)....   7.00    06/01/24      3,255,900
   1,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08      1,541,700
   3,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Reclaimation Improvement District Ser 1998 A......   6.375   04/01/31      3,083,550
   2,500    Port Authority of New York & New Jersey, Continental
             Airlines Inc & Eastern Airlines Inc/LaGuardia Airport 1990
             Ser 2 (AMT)++..............................................   9.125   12/01/15      2,725,575
   1,750    Cleveland - Cuyahoga County Port Authority, Ohio, C & P
             Docks
             Ser 1997-1 (AMT)...........................................   6.00    03/01/07      1,788,570
   1,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co Collateralized Ser 1995-B...   7.75    05/01/20      1,143,370
   1,000    Brazos River Authority, Texas, Texas Utilities Electric Co
             Ser 1995 C (AMT)...........................................   5.55    06/01/30        988,080
   2,000    Sabine River Authority, Texas, Texas Utilities Electric Co
             Ser 1990 B (AMT)...........................................   8.25    10/01/20      2,139,540

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade Ser 1994 A (AMT).....................   7.45%   01/01/09    $ 3,272,520
--------                                                                                       -----------
  22,855                                                                                        24,244,437
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (8.3%)
   2,292    Saint Tammany Public Trust Financing Authority, Louisiana,
             Refg Ser 1990..............................................  10.00    10/01/20      2,478,197
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21      1,798,878
  10,461     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21      1,261,144
   3,000    Washington Housing Finance Commission, FNMA Collateralized
             Refg Ser 1990 A............................................   7.50    07/01/23      3,132,060
--------                                                                                       -----------
  17,513                                                                                         8,670,279
--------                                                                                       -----------

            Mortgage Revenue - Single Family (6.1%)
   2,500    Chicago, Illinois, GNMA-Collateralized Ser 1998 B (AMT).....   6.45    09/01/29      2,750,175
     665    New Hampshire Housing Finance Authority, 1997 Ser D (AMT)...   5.90    07/01/28        692,338
            Ohio Housing Finance Agency,
     855     GNMA-Backed 1990 Ser C (AMT)...............................   7.85    09/01/21        899,417
   2,000     Residential GNMA-Collateralized 1996 Ser B-2 (AMT).........   6.10    09/01/28      2,120,480
--------                                                                                       -----------
   6,020                                                                                         6,462,410
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (9.2%)
   2,220    Champaign, Illinois, Hoosier Care Inc./Champaign Children's
             Home
             Ser 1989 A.................................................   9.75    08/01/19      2,305,892
   1,385    Winchester, Indiana, Hoosier Care II Inc Ser 1990...........  10.375   06/01/20      1,463,654
   1,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives
             Ser 1996...................................................   9.25    07/01/25      1,319,560
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,662,495
     780    Allegheny County Hospital Development Authority,
             Pennsylvania, Allegheny Valley School Ser 1990.............   8.00    02/01/02        808,314
   1,910    Hurricane, Utah, Mission Health Service Ser 1990............  10.50    07/01/20      2,065,971
--------                                                                                       -----------
   8,795                                                                                         9,625,886
--------                                                                                       -----------

            Public Facilities Revenue (6.4%)
   1,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand
             Ser 1999...................................................   6.375   02/01/29      1,003,770
   1,300    San Diego County, California, San Diego Natural History
             Museum COPs (AMT)..........................................   5.60    02/01/18      1,294,202
   3,000    Saint Louis Industrial Development Authority, Missouri, Kiel
             Center
             Refg Ser 1992 (AMT)........................................   7.75    12/01/13      3,230,460
   1,135    Newton County, Texas, Detention Phase II COPs...............   9.875   12/15/11      1,193,220
--------                                                                                       -----------
   6,435                                                                                         6,721,652
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (9.7%)
            Massachusetts Industrial Finance Agency,
$     60     Pioneer Valley Living Care Center at Amherst 1990 Issue....   7.00%   10/01/01    $    57,938
   2,745     Kennedy-Donovan Center Inc 1990 Issue......................   7.50    06/01/10      2,967,702
            New Jersey Economic Development Authority,
   1,000     Franciscan Oaks Ser 1997...................................   5.70    10/01/17      1,010,590
   1,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23      1,008,110
   1,000    Glen Cove Housing Authority, New York, The Mayfair at Glen
             Cove Ser 1996 (AMT)........................................   8.25    10/01/26      1,128,190
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.30    12/15/14      1,080,800
   2,966    Chesterfield County Industrial Development Authority,
             Virgina, Brandermill Woods Ser 1998........................   6.50    01/01/28      2,927,225
--------                                                                                       -----------
   9,771                                                                                        10,180,555
--------                                                                                       -----------

            Tax Allocation Revenue (4.3%)
   1,290    Bradley Illinois, Bradley North Redev Ser 1990..............   9.125   01/01/05      1,414,653
     990    Bridgeview, Illinios, Tax Increment Refg Ser 1995...........   9.00    01/01/11      1,136,302
   1,877    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (a)....................................................   9.75    06/01/18      1,983,406
--------                                                                                       -----------
   4,157                                                                                         4,534,361
--------                                                                                       -----------

            Transportation Facilities Revenue (3.0%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/16      2,072,850
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13      1,096,980
--------                                                                                       -----------
   6,000                                                                                         3,169,830
--------                                                                                       -----------

            Water & Sewer Revenue (0.5%)
   2,660    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
--------     (FGIC).....................................................   0.00    09/01/30        513,593
                                                                                               -----------

            Other Revenue (6.6%)
   1,000    Capistrano Unified School District, California, Community
             Facilities
             District #98-2 Ladera Ser 1999 Special Tax (WI)............   5.75    09/01/29        998,520
            Del Mar Race Track Authority, California,
   2,000     Refg Ser 1996..............................................   6.00    08/15/06      2,120,660
   2,000     Refg Ser 1996..............................................   6.00    08/15/08      2,138,800
     500    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1996 Ser A (a).............................................   6.40    09/01/11        548,860
   1,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Impr # 9A Ser 1996 A.......................   7.30    08/01/27      1,092,810
--------                                                                                       -----------
   6,500                                                                                         6,899,650
--------                                                                                       -----------

            Refunded (2.7%)
     590    Illinois Health Facilities Authority, Hinsdale Hospital Ser
             1990 C (ETM)...............................................   9.50    11/15/19        658,971
   2,000    Ohio Turnpike Commission, 1996 Ser A (MBIA).................   5.50    02/15/06+     2,198,920
--------                                                                                       -----------
   2,590                                                                                         2,857,891
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$108,296    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $93,607,046)..................   $99,362,839
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.8%)
   2,000    Idaho Health Facilities Authority, St Luke's Regional
             Medical Center Ser 1995 (Demand 04/01/99)..................   3.10*%  05/01/22      2,000,000
   1,000    Harris County Health Facilities Development Corporation,
--------     Texas, Methodist Hospital Ser 1994 (Demand 04/01/99).......   3.10*   12/01/25      1,000,000
                                                                                               -----------

   3,000    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------     (Identified Cost $3,000,000)...................................................     3,000,000
                                                                                               -----------

$111,296    TOTAL INVESTMENTS (Identified Cost $96,607,046) (b)....................    97.4%    102,362,839
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    2.6     2,705,566
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%   $105,068,405
                                                                                      -----    ===========
                                                                                      -----

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ETM   Escrowed to maturity.
 WI    Security purchased on a "when-issued" basis.
 ++    Joint exemption in locations shown.
  +    Prerefunded to call date shown.
  *    Current coupon of variable rate demand obligation.
 **    This security is segregated in connection with the purchase of "when-issued" securities.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross unrealized appreciation is $5,864,406 and the aggregate gross
       unrealized depreciation is $108,613, resulting in net
       unrealized appreciation of $5,755,793.

                          Bond Insurance:
-------------------------------------------------------------------
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Securities Association.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 March 31, 1999

Alabama..................     1.0%
Arkansas.................     1.5
California...............     7.3
Colorado.................     2.0
Connecticut..............     0.5
District of Columbia.....     1.6
Florida..................     2.1
Hawaii...................     1.4
Idaho....................     1.9
Illinois.................    11.2
Indiana..................     1.4%
Iowa.....................     2.2
Kentucky.................     3.1
Louisiana................     3.9
Massachusetts............     8.5
Michigan.................     1.9
Missouri.................     3.1
New Hampshire............     0.6
New Jersey...............     8.4
New York.................     5.7
Ohio.....................     7.7%
Pennsylvania.............     2.4
Texas....................     5.0
Utah.....................     3.8
Virginia.................    10.4
Washington...............     3.0
Joint Exemptions*........    (4.2)
                             ----

Total....................    97.4%
                             ====

---------------------
* Joint exemptions have been included in each location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999
ASSETS:
Investments in securities, at value
 (identified cost $96,607,046)..............................  $102,362,839
Cash........................................................      118,912
Receivable for:
    Investments sold........................................    1,973,317
    Interest................................................    1,849,692
                                                              -----------

    TOTAL ASSETS............................................  106,304,760
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................    1,000,000
    Investment advisory fee.................................       47,594
    Administration fee......................................       28,556
Accrued expenses and other payables.........................      160,205
                                                              -----------

    TOTAL LIABILITIES.......................................    1,236,355
                                                              -----------

    NET ASSETS..............................................  $105,068,405
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $98,428,051
Net unrealized appreciation.................................    5,755,793
Accumulated undistributed net investment income.............      783,796
Accumulated undistributed net realized gain.................      100,765
                                                              -----------

    NET ASSETS..............................................  $105,068,405
                                                              ===========

NET ASSET VALUE PER SHARE,
 10,522,606 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $9.99
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF OPERATIONS
For the year ended March 31, 1999
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $7,246,215
                                                              ---------

EXPENSES
Investment advisory fee.....................................    529,231
Administration fee..........................................    317,539
Professional fees...........................................     79,596
Shareholder reports and notices.............................     42,354
Transfer agent fees and expenses............................     39,022
Registration fees...........................................     24,601
Trustees' fees and expenses.................................     21,074
Custodian fees..............................................      5,972
Other.......................................................     20,720
                                                              ---------

    TOTAL EXPENSES..........................................  1,080,109
Less: expense offset........................................     (5,955)
                                                              ---------

    NET EXPENSES............................................  1,074,154
                                                              ---------

    NET INVESTMENT INCOME...................................  6,172,061
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................  1,921,914
Net change in unrealized appreciation.......................  (2,267,379)
                                                              ---------

    NET LOSS................................................   (345,465)
                                                              ---------

NET INCREASE................................................  $5,826,596
                                                              =========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE YEAR     FOR THE YEAR
                                                             ENDED            ENDED
                                                         MARCH 31, 1999   MARCH 31, 1998

----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..................................   $ 6,172,061      $ 6,410,173
Net realized gain......................................     1,921,914        1,308,636
Net change in unrealized appreciation..................    (2,267,379)       2,822,696
                                                          -----------      -----------

    NET INCREASE.......................................     5,826,596       10,541,505

Dividends from net investment income...................    (6,180,388)      (7,137,217)
Net decrease from transactions in shares of beneficial
 interest..............................................      (486,995)              --
                                                          -----------      -----------

    NET INCREASE (DECREASE)............................      (840,787)       3,404,288
NET ASSETS:
Beginning of period....................................   105,909,192      102,504,904
                                                          -----------      -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $783,796 and $774,572, respectively)...............   $105,068,405     $105,909,192
                                                          ===========      ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS March 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (the "Fund"), formerly Municipal Income Opportunities Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1999 aggregated $20,433,359 and $25,069,904, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1999, included in Trustees' fees and expenses in the Statement of Operations amounted to $6,114. At March 31, 1999, the Fund had an accrued pension liability of $50,001 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   -----------
Balance, March 31, 1997.....................................  10,573,906   $105,739    $98,806,170
Reclassification due to permanent book/tax differences......          --         --          3,137
                                                              ----------   --------    -----------
Balance, March 31, 1998.....................................  10,573,906    105,739     98,809,307
Treasury shares purchased and retired (weighted average
 discount 5.10%)*...........................................     (51,300)      (513)      (486,482)
                                                              ----------   --------    -----------
Balance, March 31, 1999.....................................  10,522,606   $105,226    $98,322,825
                                                              ==========   ========    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

6. DIVIDENDS

On March 30, 1999, the Fund declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE            DATE
---------  -------------  --------------
$0.045...  April 9, 1999  April 23, 1999
$0.045...   May 7, 1999    May 21, 1999
$0.045...  June 4, 1999   June 18, 1999

7. FEDERAL INCOME TAX STATUS

During the year ended March 31, 1999, the Fund utilized its net capital loss carryover of approximately $1,804,000.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED MARCH 31,*
                                                              ----------------------------------------------------
                                                                1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $10.02     $ 9.69     $ 9.66     $ 9.57      $9.32
                                                                ------     ------     ------     ------      -----

Income (loss) from investment operations:
  Net investment income.....................................      0.58       0.61       0.65       0.68       0.67
  Net realized and unrealized gain (loss)...................     (0.02)      0.40       0.07      (0.01)      0.19
                                                                ------     ------     ------     ------      -----

Total income from investment operations.....................      0.56       1.01       0.72       0.67       0.86
                                                                ------     ------     ------     ------      -----

Less dividends and distributions from:
  Net investment income.....................................     (0.59)     (0.68)     (0.69)     (0.61)     (0.59)
  Net realized gain.........................................        --         --         --         --      (0.07)
                                                                ------     ------     ------     ------      -----

Total dividends and distributions...........................     (0.59)     (0.68)     (0.69)     (0.61)     (0.66)
                                                                ------     ------     ------     ------      -----

Anti-dilutive effect of acquiring treasury shares...........        --         --         --       0.03       0.05
                                                                ------     ------     ------     ------      -----

Net asset value, end of period..............................    $ 9.99     $10.02     $ 9.69     $ 9.66      $9.57
                                                                ======     ======     ======     ======      =====

Market value, end of period.................................    $9.313     $9.875     $10.00     $9.125      $8.25
                                                                ======     ======     ======     ======      =====

TOTAL RETURN+...............................................      0.11%      5.41%     17.64%     18.54%      5.05%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      1.02%(1)     1.01%(1)     1.03%(1)     1.06%     1.05%

Net investment income.......................................      5.83%      6.14%      6.66%      6.91%      7.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $105,068   $105,909   $102,505   $102,488   $104,937

Portfolio turnover rate.....................................        20%        11%        20%         8%         6%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (the "Fund"), formerly Municipal Income Opportunities Trust III, at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
May 7, 1999
      --------------------------------------------------------------------

                      1999 FEDERAL TAX NOTICE (unaudited)

         During the year ended March 31, 1999, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST III




Annual Report
March 31, 1999